Capital Management - Summary of Company's Capital Structure (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Regulated Operations [Abstract]
Short-term notes payable	$ 1,374	$ 1,045
Long-term debt payable within one year	733	603
Less: cash and cash equivalents	(458)	(499)
Net Long-term debt payable within one year	1,649	1,149
Long-term debt	12,606	12,593
Common shares	2,957	2,957
Retained earnings	8,634	8,229
Total capital	$ 25,846	$ 24,928